Merger with MabVax Therapeutics, Inc (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Jul. 08, 2014
Telik Liabilities:
Goodwill	$ 6,826,003	$ 6,826,003	$ 6,826,003
Telik Acquisition [Member]
Business Acquisition [Line Items]
Purchase Consideration				$ 6,416,000
Telik Assets:
Cash and Cash Equivalents				1,497,000
Accounts Receivable				31,000
Prepaids and Other Current Assets				182,000
Telik Assets				(1,710,000)
Telik Liabilities:
Accrued Compensation				850,000
Accrued Liabilities				111,000
Accrued Contingent Termination Fee				591,000
Warrant Liability				568,000
Telik Liabilities				2,120,000
Goodwill				$ 6,826,000